Reporting Segments (Additions To Property Plant And Equipment Including Acquisitions Net Of Contributions In Aid Of Construction Costs Segments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 6,249	$ 8,536	$ 5,559
Investment In ETP [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	5,810	8,167	5,494
Investment In Sunoco LP [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	439	491	154
Investment in Lake Charles LNG [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	0	1	1
Adjustments and Eliminations [Member]
Segment Reporting Information [Line Items]
Property, Plant and Equipment, Additions	$ 0	$ (123)	$ (90)